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                                                           File Nos. 333-118562
                                                                      811-21623

As filed with the Securities and Exchange Commission on April 11, 2011

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                      Pre-Effective Amendment No. __               [ ]

                      Post-Effective Amendment No. 8               [X]

                                  and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                ACT OF 1940                        [X]

                             Amendment No. 11                      [X]
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                       (Check appropriate box or boxes)

                        PIONEER EQUITY OPPORTUNITY FUND
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

            Terrence J. Cullen, Pioneer Investment Management, Inc.
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

    _X_ immediately upon filing pursuant to paragraph (b)

    ___ on [date] pursuant to paragraph (b)

    ___ 60 days after filing pursuant to paragraph (a)(1)

    ___ on [date] pursuant to paragraph (a)(1)

    ___ 75 days after filing pursuant to paragraph (a)(2)

    ___ [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 11th day of April, 2011.

                                             PIONEER EQUITY OPPORTUNITY FUND

                                             By:  /s/  Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on April 11, 2011:

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           Signature               Title

           John F. Cogan, Jr.*     Chairman of the Board
           John F. Cogan, Jr.      and President (Principal
                                   Executive Officer) and Trustee

           Mark E. Bradley*        Treasurer (Principal
           Mark E. Bradley         Financial and Accounting Officer)

           David R. Bock*          Trustee
           David R. Bock

           Mary K. Bush*           Trustee
           Mary K. Bush

           Benjamin M. Friedman*   Trustee
           Benjamin M. Friedmam

           Margaret B. W. Graham*  Trustee
           Margaret B. W. Graham

           /s/Daniel K. Kingsbury  Executive Vice President
           Daniel K. Kingsbury     and Trustee

           Thomas J. Perna*        Trustee
           Thomas J. Perna

           Marguerite A. Piret*    Trustee
           Marguerite A. Piret

           Stephen K. West*        Trustee
           Stephen K. West
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
  By:  /s/ Daniel K. Kingsbury                Dated: April 11, 2011
       ------------------------
       Daniel K. Kingsbury
       Attorney-in-Fact
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                                 EXHIBIT INDEX


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

Exhibit No. Description

EX-101.INS  XBRL Instance Document
EX-101.SCH  XBRL Taxonomy Extension Schema Document
EX-101.CAL  XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF  XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB  XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE  XBRL Taxonomy Extension Presentation Linkbase
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